THE
TREASURER'S
FUND,
INC.

Money Market Portfolios
-----------------------
Domestic Prime
Tax Exempt
U.S. Treasury

                                                              SEMI-ANNUAL REPORT
                                                                  APRIL 30, 2000

                              THE TREASURER'S FUND

                               SEMI-ANNUAL REPORT
                                APRIL 30, 2000(a)

TO OUR SHAREHOLDERS,

      The decision by the Federal Open Market Committee (FOMC) to raise both the Federal Funds rate and the discount rate by 50 basis points at the May 16, 2000 meeting altered the market's evaluation of how high interest rates may go during this tightening cycle, and of how long such a cycle could last. The Federal Reserve Board's (the "Fed") more aggressive tightening, following five increases of 25 basis points each since last June, implies the Fed is reacting aggressively to real signs of inflation, as opposed to the "potential threat of future inflation".

      Since the last FOMC meeting, monetary tightening appears to be having an impact on the economy. A growing list of soft economic statistics has created the impression that the pace of the current economic expansion is moderating. One of the first significant signs of slowing appeared in the National Association of Purchasing Managers (NAPM) Index, which fell from 54.9 to 53.2, the weakest reading since February 1999, followed by a drop in the Prices Paid component from 76.0 to 65.8, reflecting a reversal in oil prices. New home sales for April were down 5.8% to 909,000 units, the lowest level since November, while construction spending was down 0.6% in April as well, the first decline in nine months. The Leading Indicators Index also declined unexpectedly in April, with its year-over-year change falling to the lowest level since the Asian financial crisis in 1998.

      The most significant evidence of weakness to date was contained in the employment report. The gain in payrolls (up 231,000) was much weaker than consensus expectations, and was actually negative (down 126,000) after excluding jobs created by census hiring. In addition, hourly earnings grew more slowly than forecasted, and unemployment rose sharply. Continuing the string of recent data indicating moderation, retail sales fell 0.3%, and May housing starts declined 3.9% to their lowest level since June 1999. Although the recent economic data suggest that the Fed's tightening trend is at an end, it remains likely that more tightening is ahead. While the economy is evidently moderating, it is unclear by how much. It is important to remember that real Gross Domestic Product (GDP) in the first quarter of 2000 was up 5.0% from a year ago, and home sales broke all records just a few months ago. The market will remain defensive until it is certain the economy's growth is closer to its estimated potential of 3.5%.

------------------------------------------------------------------------
(a) The Fund's fiscal year ends October 31.

      In the aftermath of this apparent slowdown, the market has changed its expectations for the Fed's interest rate policy, at least for the near term. The extremely weak makeup of the recent economic data will make it difficult for the Fed to raise rates again at the June 28 meeting, but not impossible. The market now needs to determine whether the Fed will continue on its aggressive path and raise rates another 25 basis points at the upcoming meeting or if the current slowing of the economy is sufficient to keep the Fed on the sideline until the August 22 meeting.

INTERNET

      You can now visit us on the Internet. Our home page at HTTP://WWW.GABELLI.COM contains information about Gabelli Asset Management Inc., the Gabelli Mutual Funds, IRAs, 401(k)s, quarterly reports, closing prices and other current news. You can send us e-mail at INFO@GABELLI.COM.

CONCLUSION

         We thank you for your loyalty and, as always, pledge our best efforts on your behalf as we seek to provide you with competitive returns. Please call us at 1-800-GABELLI (1-800-422-3554) during the business day for further information.

                                                     Sincerely,

                                                     /S/ SIGNATURE

                                                     JUDITH A. RANERI
                                                     Portfolio Manager

June 15, 2000

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total returns and average annual returns, which reflect changes in investment income, are net of expenses. Investment returns and yields will fluctuate. An investment in The Treasurer's Fund Portfolios is neither insured nor guaranteed by the Federal Deposit Insurance Corporation. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. THE FUND'S PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

THE TREASURER'S FUND
DOMESTIC PRIME MONEY MARKET PORTFOLIO --
                           STATEMENT OF NET ASSETS -- APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

     PRINCIPAL                                                                            CREDIT          MARKET
      AMOUNT                                                                             RATINGS*          VALUE
     ---------                                                                           --------        ---------

                COMMERCIAL PAPER -- 28.5%
   $10,000,000  AESOP Funding Corp., 6.07%, 05/25/00 .................................     P1/A1      $  9,959,533
    10,000,000  Falcon Asset Securitization Corp., 6.04%, 05/23/00 ...................     P1/A1         9,963,089
    10,000,000  Grand Funding Corp., 6.03%, 05/17/00 .................................    P1/A1+         9,973,200
     8,000,000  Ipalco Enterprises Inc., 6.07%, 06/08/00 .............................    P1/A1+         7,948,742
    10,000,000  Island Finance Puerto Rico Inc., 6.06%, 06/12/00 .....................     P1/A1         9,929,300
    10,000,000  Jefferson-Pilot Corp., 6.10%, 08/23/00 ...............................    P1/A1+         9,806,833
    10,000,000  Louis Dreyfus Corp., 6.04%, 05/17/00 .................................    P1/A1+         9,973,156
    10,000,000  Premium Finance Loan Owner Trust, 6.12%, 05/12/00 ....................    P1/A1+         9,981,300
    10,000,000  Republic Industries Funding, 6.07%, 05/17/00 .........................     P1/A1         9,973,022
    10,000,000  Sweetwater Capital Corp., 6.05%, 05/15/00 ............................    P1/A1+         9,976,472
    10,000,000  Three Rivers Funding Corp., 6.05%, 05/15/00 ..........................     P1/A1         9,976,472
                                                                                                      ------------
                TOTAL COMMERCIAL PAPER ...............................................                 107,461,119
                                                                                                      ------------
                ADJUSTABLE RATE SECURITIES -- 3.4%
     5,000,000  California Housing Financial Agency Revenue, 5.20%,
                   05/03/00, 02/01/17+ ...............................................   VMIG1/A1+       5,000,000
     2,500,000  Health Insurance Plan of Greater New York, Series B, 6.00%,
                   01/03/99, Letter of Credit - Morgan Guaranty Trust, 07/01/16+ .....    NR/A1+         2,500,000
     1,200,000  New Jersey Economic Development Authority, Series E, 6.00%,
                   01/05/99, Letter of Credit - LaSalle National Bank,  08/01/14+ ....    NR/A1+         1,200,000
     4,000,000 New Jersey Economic Development Authority, Series E, 6.46%,
                   01/05/99, 10/01/21+ ...............................................    P1/A1+         4,000,000
                                                                                                      ------------
                TOTAL ADJUSTABLE RATE SECURITIES .....................................                  12,700,000
                                                                                                      ------------
                ASSET BACKED SECURITIES -- 0.7%
     2,710,421  New Holland Equipment Receivables Trust, 6.15%, 11/15/00 .............    P1/A1+         2,710,421
                                                                                                      ------------
                LOAN PARTICIPATIONS -- 2.6%
    10,000,000  GMAC Mortgage, 6.14%, 05/02/00 .......................................     NR/NR         9,998,306
                                                                                                     -------------
                U.S. GOVERNMENT AGENCY MORTGAGES -- 42.8%
     5,000,000  Federal Farm Credit Bank, 6.18%, 08/01/00 ............................                   5,000,000
     5,000,000  Federal Home Loan Bank, 5.10%, 05/11/00 ..............................                   4,999,991
     5,000,000  Federal Home Loan Bank, 5.14%, 05/17/00 ..............................                   4,999,990
     5,000,000  Federal Home Loan Bank, 5.21%, 05/24/00 ..............................                   5,000,000
     5,000,000  Federal Home Loan Bank, 5.52%, 06/22/00 ..............................                   5,000,000
     5,000,000  Federal Home Loan Bank, 5.50%, 06/30/00 ..............................                   5,000,000
     5,250,000  Federal Home Loan Bank, 5.48%, 07/13/00 ..............................                   5,244,893
    13,800,000  Federal Home Loan Bank, 5.50%, 07/14/00 ..............................                  13,779,001
    10,000,000  Federal Home Loan Bank, 5.71%, 07/14/00 ..............................                  10,000,000
     5,000,000  Federal Home Loan Bank, 6.04%, 09/01/00 ..............................                   5,000,000
     5,000,000  Federal Home Loan Bank, 6.04%, 10/25/00 ..............................                   5,000,000
     5,000,000  Federal Home Loan Bank, 6.20%, 11/03/00 ..............................                   5,000,000
     5,000,000  Federal Home Loan Bank, 6.50%, 01/26/01 ..............................                   5,000,000
     5,000,000  Federal Home Loan Bank, 6.60%, 02/02/01 ..............................                   5,000,000
     5,000,000  Federal Home Loan Bank, 6.60%, 02/22/01 ..............................                   5,000,000
     5,000,000  Federal Home Loan Bank, 6.70%, 02/22/01 ..............................                   5,000,000
     2,600,000  Federal Home Loan Bank, 6.75%, 03/01/01 ..............................                   2,600,000
     5,000,000  Federal Home Loan Bank, 6.13%, 04/12/01 ..............................                   5,000,000
     5,000,000  Federal Home Loan Bank, 6.16%, 04/12/01 ..............................                   5,000,000


                 See accompanying notes to financial statements.

THE TREASURER'S FUND
DOMESTIC PRIME MONEY MARKET PORTFOLIO --
               STATEMENT OF NET ASSETS (CONTINUED) -- APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                          MARKET
        AMOUNT                                                                                             VALUE
       ---------                                                                                          ------
                U.S. GOVERNMENT AGENCY MORTGAGES (CONTINUED)
    $5,000,000  Federal Home Loan Bank, 6.80%, 05/16/01+ .............................                $  5,000,000
     5,000,000  Federal Home Loan Bank, 6.97%, 05/17/01+ .............................                   5,000,000
     5,000,000  Federal Home Loan Mortgage Corp., 6.50%, 01/12/01 ....................                   5,000,000
     5,000,000  Federal Home Loan Mortgage Corp., 6.75%, 03/30/01 ....................                   5,000,000
     5,000,000  Federal National Mortgage Assoc., 5.05%, 05/12/00 ....................                   4,999,871
     5,000,000  Federal National Mortgage Assoc., 6.20%, 12/27/00 ....................                   4,996,196
     5,000,000  Federal National Mortgage Assoc., 6.55%, 03/20/01 ....................                   4,999,513
     5,000,000  Federal National Mortgage Assoc., Zero Coupon, 0.00%, 05/04/00 .......                   4,997,598
     5,000,000  Student Loan Marketing Association, 6.25%, 06/15/00 ..................                   5,000,000
     5,000,000  Student Loan Marketing Association, 6.43%, 08/03/00 ..................                   5,005,399
     5,000,000  Student Loan Marketing Association, 6.09%, 12/15/00 ..................                   4,993,073
                                                                                                      ------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGES ...........................................     161,615,525
                                                                                                      ------------
                REPURCHASE AGREEMENTS -- 25.1%
    34,866,045  Bear Stearns & Co., 5.72%, dated 04/28/00, due 05/01/00,
                  proceeds at maturity $34,882,664 (a) ...............................                  34,866,045
    60,000,000  Warburg Dillon Reed, 5.85%, dated 04/28/00, due 05/01/00,
                  proceeds at maturity $60,029,250 (b) ...............................                  60,000,000
                                                                                                      ------------
                TOTAL REPURCHASE AGREEMENTS .......................................................     94,866,045
                                                                                                      ------------
TOTAL INVESTMENTS (Cost $389,351,416) (c) ............................................      103.1%     389,351,416
PAYABLE TO MANAGER ...................................................................       (0.0)         (95,344)
PAYABLE TO ADMINISTRATOR .............................................................       (0.0)         (29,002)
PAYABLE FOR INVESTMENTS PURCHASED ....................................................       (4.0)     (15,000,000)
DIVIDENDS PAYABLE ....................................................................       (0.1)        (389,864)
OTHER ASSETS AND LIABILITIES (NET) ...................................................        1.0        3,884,626
                                                                                            -----     ------------
NET ASSETS (377,809,445 shares of beneficial interest outstanding,
   $0.001 par value, two billion shares authorized) ..................................      100.0%    $377,721,832
                                                                                            =====     ============
COMPOSITION OF NET ASSETS
Paid-in-capital ......................................................................                $377,728,294
Accumulated distribution in excess of net investment income ..........................                      (4,404)
Accumulated net realized loss on investments .........................................                      (2,058)
                                                                                                      ============
NET ASSETS ............................................................................               $377,721,832
                                                                                                      ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ..............................                     $ 1.00
                                                                                                            ======

--------------------------
  + Variable rate security. The short term date shown is the next rate change date.
(a) Collateralized by U.S. Treasury STRIPS, 6.77% to 6.78%, due 05/15/21 to 08/15/24, market value $35,692,776.
(b) Collateralized by Fannie Mae Zero Coupon Notes, due 06/29/00, market value $61,206,675.
  * Credit ratings issued by Moody's Investors Services Inc., Standard & Poor's Corp. and Fitch Investors Services Inc. (Unaudited). Moody's credit ratings of P1 and VMIG1, Standard & Poor's credit rating of A1, and Fitch's credit rating of F1 indicate instruments of the highest quality. Credit ratings of NR indicate that the security is not rated. In the opinion of the Adviser, such instruments are judged to be of comparable investment quality to rated securities which may be purchased by the Portfolio.
(c) Aggregate cost for Federal tax purposes.

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO --
                           STATEMENT OF NET ASSETS -- APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      PRINCIPAL                                                                  CREDIT         MARKET
       AMOUNT                                                                   RATINGS*         VALUE
      ---------                                                                 --------        ------
                SHORT-TERM MUNICIPAL OBLIGATIONS -- 99.3%
                ALABAMA -- 4.2%
    $2,000,000  Columbia Industrial Development Board, Pollution
                  Control Revenue, Alabama Power Company Project,
                  Series D, 6.10%, 05/01/00, 10/01/22+ ....................     VMIG1/A1     $  2,000,000
     1,000,000  Mobile Industrial Development Board, Exempt
                  Facility Revenue, Kimberly-Clark Corp.,
                  5.05%, 05/03/00, 04/01/15+ ..............................      A1+/P1         1,000,000
     3,900,000  Phenix County Industrial Development Board,
                  Environmental Improvement Revenue, Mead Coated
                  Board Project, 6.15%, 05/01/00, Letter of Credit -
                  Bayerische Vereinsbank, 03/01/31+ .......................     VMIG1/NR        3,900,000
       800,000  Stevenson Industrial Development Board Environmental
                  Improvement Revenue, Series D, Mead Corporation,
                  6.05%, 05/01/00, Letter of Credit - Bank Austria, 11/01/11+    NR/A1+           800,000
                                                                                             ------------
                TOTAL ALABAMA .............................................                     7,700,000
                                                                                             ------------
                ALASKA -- 1.1%
     2,000,000  Anchorage Tax Anticipation Note, 4.75%, 02/02/01 ..........     MIG1/SP1+       2,009,454
                                                                                             ------------
                ARIZONA -- 4.3%
     5,000,000  Maricopa County Pollution Control, El Paso Electric
                  Company Project, Series A, 5.10%, 05/03/00,
                  Letter of Credit - Barclays Bank, 07/01/14+ .............       NR/P1         5,000,000
     2,800,000  Scottsdale Industrial Development Authority Revenue,
                  Scottsdale Memorial Health Systems Project,
                  Series B, 5.00%, 05/01/00, AMBAC Insured,
                  SPA - Credit Local de France, 09/01/22+ .................     VMIG1/A1+       2,800,000
                                                                                             ------------
                TOTAL ARIZONA .............................................                     7,800,000
                                                                                             ------------
                CALIFORNIA -- 1.0%
     1,900,000  California Higher Education Loan Authority, Student Loan
                  Revenue, Series C, 3.55%, 07/01/00, Letter of Credit -
                  Student Loan Marketing, 07/01/02+ .......................     VMIG1/A1+       1,900,000
                                                                                             ------------
                COLORADO -- 0.6%
     1,085,000  Colorado Health Facilities Authority, Boulder Community
                  Hospital Project, Series C, 5.00%, 05/01/00, MBIA Insured,
                  SPA - Rabobank Nederland, 10/01/14+ .....................     VMIG1/A1+       1,085,000
                                                                                             ------------
                CONNECTICUT -- 1.5%
     2,700,000  Connecticut Special Assessment Unemployment
                  Compensation, Series C, 3.38%, 05/01/00,
                  FGIC Insured, 11/15/01+ .................................     VMIG1/A1+       2,700,000
                                                                                             ------------
                DELAWARE -- 0.1%
       100,000  Delaware State Economic Development Authority Revenue,
                  Exempt Facilities - Delmarva Power & Light,
                  Series A, 6.15%, 05/01/00, 10/01/17+ ....................     VMIG1/A1          100,000
                                                                                             ------------


                 See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO --
               STATEMENT OF NET ASSETS (CONTINUED) -- APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      PRINCIPAL                                                                  CREDIT         MARKET
       AMOUNT                                                                   RATINGS*         VALUE
      ---------                                                                 --------        ------
                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                FLORIDA -- 3.6%
    $4,500,000  Florida Gulf Coast University, 5.35%, 05/01/00,
                   Letter of Credit - First Union National Bank, 08/01/27+        NR/A1      $  4,500,000
     2,000,000  Lee County Industrial Development Authority, Health Care
                   Facilities Revenue, Cypress Cove Health Park - C, 5.05%,
                   05/03/00, Letter of Credit - Kredietbank NV, 10/01/04+ .     VMIG1/NR        2,000,000
                                                                                             ------------
                TOTAL FLORIDA .............................................                     6,500,000
                                                                                             ------------
                GEORGIA -- 2.4%
     3,940,000  Burke County Development Authority, Pollution Control
                   Revenue, Ogelthorpe Power Corporation Project,
                   Series A, 5.05%, 05/03/00, FGIC Insured,
                   SPA - Bayerische Landesbank, 01/01/16+ .................   VMIG1/A1+/F1+     3,940,000
       400,000  Hapeville Development Authority Industrial Development
                   Revenue, Hapeville Hotel Limited Partnership, 6.05%,
                   05/01/00, Letter of Credit - Deutsche Bank AG, 11/01/15+       P1/NR           400,000
                                                                                             ------------
                TOTAL GEORGIA .............................................                     4,340,000
                                                                                             ------------
                HAWAII -- 2.7%
     4,900,000  Hawaii State Department Budget and Finance, Queens
                   Health System, Series A, 5.15%, 05/03/00,
                   SPA - Morgan Guaranty Trust, 07/01/26+ .................     VMIG1/A1+       4,900,000
                                                                                             ------------
                ILLINOIS -- 4.7%
     2,000,000  Illinois Health Facilities Authority Revenue Updates,
                   Loyola University Health System, Series B, 5.00%,
                   05/03/00, MBIA Insured, SPA - C.S. First Boston,
                   07/01/24+ ..............................................     VMIG1/A1+       2,000,000
     3,400,000  Illinois Health Facilities Authority Revenue, Decatur
                   Memorial Hospital Project, Series A, 5.00%, 05/04/00,
                   MBIA Insured, SPA - C.S. First Boston, 11/15/24+ .......     VMIG1/A1+       3,400,000
     2,070,000  Illinois Housing Development Authority, Multi-Family Housing -
                   Camelot,  5.05%, 05/03/00, MBIA Insured,
                   SPA - Bank One Illinois N.A., 05/01/27+ ................     VMIG1/A1+       2,070,000
     1,100,000  Illinois Housing Development Authority, Illinois Center
                   Apartments, 4.95%, 05/01/00, Credit Support -
                   Metropolitan Life Guaranty, 01/01/08+ ..................      NR/A1+         1,100,000
                                                                                             ------------
                TOTAL ILLINOIS ............................................                     8,570,000
                                                                                             ------------
                KANSAS -- 0.6%
     1,100,000  Olathe Industrial Revenue, Garmin International Project,
                   5.15%, 05/03/00, Letter of Credit - Bank of America,
                   01/01/25+ ..............................................      NR/A1+         1,100,000
                                                                                             ------------
                KENTUCKY -- 3.9%
       870,000  Daviess County Exempt Facilities Revenue, Kimberly-Clarke
                   Tissue Project, 5.15%, 05/01/00, 08/01/29+ .............      NR/A1+           870,000
     3,000,000  Kentucky Asset/Liability Common General Fund Revenue,
                   Tax and Revenue Anticipation Notes,
                   Series A, 3.85%, 07/06/00 ..............................   MIG1/SP1+/F1+     3,000,000
     2,000,000  Kentucky Asset/Liability Common General Fund Revenue,
                   Tax and Revenue Anticipation Notes,
                   Series A, 4.25%, 06/28/00 ..............................   MIG1/SP1+/F1+     2,002,681


                 See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO --
               STATEMENT OF NET ASSETS (CONTINUED) -- APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      PRINCIPAL                                                                  CREDIT         MARKET
       AMOUNT                                                                   RATINGS*         VALUE
      ---------                                                                 --------        ------
                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                KENTUCKY (CONTINUED)
    $1,255,000  Kentucky Development Financial Authority,
                   Pooled Loan Program, Series A, 5.00%, 05/01/00,
                   FGIC Insured, SPA - Landesbank Hessen, 12/01/15+ .......     VMIG1/A1+    $  1,255,000
                                                                                             ------------
                TOTAL KENTUCKY ............................................                     7,127,681
                                                                                             ------------
                MARYLAND -- 5.8%
     1,900,000  Howard County Consolidated Public Improvement,
                   Series A, 4.50%, 02/15/01 ..............................    Aaa/AAA/AAA      1,904,276
     4,000,000  Maryland State and Local Facilities Loan - Second Series,
                   4.75%, 08/01/00 ........................................      Aaa/AAA        4,012,612
     3,800,000  Montgomery County Housing Opportunity Revenue,
                   Kensington Park Issue II,  5.00%, 05/03/00,
                   MBIA Insured, SPA - First National Bank, 07/01/28+ .....     VMIG1/A1+       3,800,000
       900,000  Northeast Maryland Waste Disposal Authority,
                   Hartford County Resource Recovery Revenue,
                   4.90%, 05/03/00, AMBAC Insured,
                   SPA - Credit Local de France, 01/01/08+ ................     VMIG1/A1+         900,000
                                                                                             ------------
                TOTAL MARYLAND ............................................                    10,616,888
                                                                                             ------------
                MICHIGAN -- 5.1%
     4,000,000  Michigan Higher Education Student Loan, Series XII-B,
                   5.10%, 05/03/00, AMBAC Insured,
                   SPA - Kredietbank NV, 10/01/13+ ........................     VMIG1/A1        4,000,000
     4,000,000  Michigan State Housing Development Authority Limited
                   Obligation Revenue, Laurel Valley Project, 5.00%,
                   05/03/00, Letter of Credit - Bank One Michigan,
                   12/01/07+ ..............................................     VMIG1/NR        4,000,000
     1,200,000  Wayne Charter County Airport, Detroit Metropolitan
                   County Project, Series B, 5.10%, 05/03/00, Letter of
                   Credit - Landesbank - Hessen - THRGN, 12/01/16+ ........     VMIG1/A1+       1,200,000
                                                                                             ------------
                TOTAL MICHIGAN ............................................                     9,200,000
                                                                                             ------------
                MINNESOTA -- 4.2%
     1,700,000  Golden Valley Industrial Development Revenue,
                   Unicare Homes Project, 5.00%, 05/01/00,
                   Letter of Credit - Bank of America, 09/01/14+ ..........      NR/A1+         1,700,000
       900,000  New Brighton Industrial Development Revenue,
                   Unicare Homes Project, 5.00%, 05/01/00,
                   Letter of Credit - Bank of America, 12/01/14+ ..........      NR/A1+           900,000
     3,000,000  Rochester Health Care Facilities, Mayo Foundation,
                   Mayo Medical Center, Series C, 3.70%, 05/19/00 .........      NR/A1+         3,000,000
     2,000,000  Rochester Health Care Facilities, Mayo Foundation,
                   Mayo Medical Center, Series C, 4.00%, 06/08/00 .........      NR/A1+         2,000,000
                                                                                             ------------
                TOTAL MINNESOTA ...........................................                     7,600,000
                                                                                             ------------
                MISSOURI -- 2.4%
     2,040,000  Missouri State Development Financial Board Recreation Facility,
                   YMCA of St. Louis, 5.10%, 05/03/00, Letter of Credit -
                   Bank of America, 09/01/02+ .............................      NR/A1+         2,040,000


                 See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO --
               STATEMENT OF NET ASSETS (CONTINUED) -- APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      PRINCIPAL                                                                  CREDIT         MARKET
       AMOUNT                                                                   RATINGS*         VALUE
      ---------                                                                 --------        ------
                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                MISSOURI (CONTINUED)
    $2,320,000  Missouri State Health & Educational Facilities Authority,
                   Christian Health Service, Series A, 5.00%, 05/01/00,
                   Letter of Credit - Morgan Guaranty Trust, 11/01/19+ ....      NR/A1+      $  2,320,000
                                                                                             ------------
                TOTAL MISSOURI ............................................                     4,360,000
                                                                                             ------------
                NEBRASKA -- 1.1%
     2,000,000  Lancaster County Hospital Authority, Bryan Memorial
                   Hospital Project, 5.00%, 05/03/00, MBIA Insured,
                   SPA - Commerzbank A.G., 06/01/12+ ......................     VMIG1/A1+       2,000,000
                                                                                             ------------
                NEVADA -- 3.4%
       580,000  Clark County Airport Improvement Revenue, Series A-2, 5.05%,
                   05/01/00,  Letter of Credit - Union Bank of
                   Switzerland,  07/01/25+ ................................     VMIG1/A1+         580,000
     4,202,000  Clark County Airport Revenue, Series A, 5.00%, 05/01/00,
                   MBIA Insured, Letter of Credit: Bayerische Hypo
                   Vereinsbank, Credit Local de France, Chase
                   Manhattan Bank, 07/01/12+ ..............................     VMIG1/A1+       4,202,000
     1,465,000  Washoe County School District General Obligation, 5.30%,
                   MBIA Insured, 08/01/00 .................................      Aaa/AAA        1,469,498
                                                                                             ------------
                TOTAL NEVADA ..............................................                     6,251,498
                                                                                             ------------
                NEW HAMPSHIRE -- 1.3%
     2,425,000  Manchester Public Improvement, Series A, 3.75%, 05/01/00 ..      Aa2/NR         2,425,000
                                                                                             ------------
                NEW JERSEY -- 2.8%
     5,000,000  New Jersey State Turnpike Authority, Series D, 3.40%,
                   05/03/00, FGIC Insured, Letter of Credit -
                   Societe Generale, 01/01/18+ ............................   VMIG1/A1+/F1+     5,000,000
                                                                                             ------------
                NEW YORK -- 1.7%
       800,000  Long Island Power Authority Electric System Revenue,
                   Series 6, 5.95%, 05/01/00, Letter of Credit:
                   Morgan Guaranty Trust, ABN Amro Bank, 05/01/33+ ........   VMIG1/A1+/F1+       800,000
       600,000  New York City General Obligation Unlimited, Series B, 6.05%,
                   05/01/00, MBIA Insured, SPA - Credit Agricole
                   Indosez, 08/15/23+ .....................................   VMIG1/A1+/F1+       600,000
     1,300,000  New York State Local Government Assistance Corporation,
                   Series G, 4.90%, 05/03/00, Letter of Credit -
                   Bank of Nova Scotia, 04/01/25+ .........................     VMIG1/A1        1,300,000
       400,000  State of New York Dormitory Authority, Beverwyck Inc.
                   Project, 5.20%, 05/03/00, Letter of Credit -
                   Banque Paribas, 07/01/25+ ..............................     VMIG1/A1+         400,000
                                                                                             ------------
                TOTAL NEW YORK ............................................                     3,100,000
                                                                                             ------------
                NORTH CAROLINA -- 6.8%
     3,800,000  Charlotte Airport Revenue, Series A, 5.10%, 05/03/00,
                   MBIA Insured, SPA - Chase Manhattan Bank, 07/01/17+ ....     VMIG1/A1+       3,800,000
     2,500,000  Charlotte-Mecklenberg Hospital Authority, North Carolina
                   Health Care Systems, Series C, 5.00%, 05/04/00,
                   Liquidity Facility - Bank of America, 01/15/26+ ........     VMIG1/A1+       2,500,000
     5,000,000  Charlotte-Mecklenberg Hospital Authority, North Carolina
                   Health Care Systems, Series D, 5.00%, 05/04/00,
                   Liquidity Facility - NationsBank, 01/15/26+ ............     VMIG1/A1+       5,000,000


                 See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO --
               STATEMENT OF NET ASSETS (CONTINUED) -- APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      PRINCIPAL                                                                  CREDIT         MARKET
       AMOUNT                                                                   RATINGS*         VALUE
      ---------                                                                 --------        ------
                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                NORTH CAROLINA (CONTINUED)
    $1,100,000  North Carolina Educational Facilities Finance Authority
                   Revenue, Elon College Project, 5.05%, 05/03/00,
                   Letter of Credit - Bank of America, 01/01/19+ ..........     VMIG1/A1+    $  1,100,000
                                                                                             ------------
                TOTAL NORTH CAROLINA ......................................                    12,400,000
                                                                                             ------------
                NORTH DAKOTA -- 1.1%
       930,000  Grand Forks Hospital Facilities Revenue, United Hospital
                   Obligation Group PJ, 6.00%, 05/01/00, Letter of Credit -
                   LaSalle National Bank, 12/01/16+ .......................     VMIG1/NR          930,000
     1,000,000  North Dakota State Housing Finance Agency Revenue,
                   Housing Finance Program, Series C, 3.80%, 09/29/00 .....     MIG1/SP1+       1,000,000
                                                                                             ------------
                TOTAL NORTH DAKOTA ........................................                     1,930,000
                                                                                             ------------
                PENNSYLVANIA -- 6.6%
     1,165,000  Pennsylvania Energy Development Authority, B&W
                   Ebensburg Project, 5.10%, 05/03/00, Letter of Credit -
                   Landesbank Hessen-THRGN, 12/01/11+ .....................       NR/A1         1,165,000
     3,000,000  Philadelphia School District, Series A, 4.00%, Letter of
                   Credit - First Union National Bank, 06/30/00 ...........   MIG1/SP1/F1+      3,000,000
     6,900,000  Philadelphia Water & Waste Water Revenue, Series B, 5.00%,
                   05/03/00, AMBAC Insured, SPA - Commerzbank AG, 08/01/27+   VMIG1/A1+/F1+     6,900,000
     1,000,000  Quakertown General Authority Revenue, Pooled Financing
                   Program, Series A, 5.00%, 05/02/00, Letter of Credit -
                   PNC Bank NA, 06/01/28+ .................................     A1/VMIG1        1,000,000
                                                                                             ------------
                TOTAL PENNSYLVANIA ........................................                    12,065,000
                                                                                             ------------
                SOUTH CAROLINA -- 2.5%
     2,600,000  South Carolina Educational Facilities Authority, Furman
                   University Project, Series B, 5.05%, 05/01/00,
                   MBIA Insured, SPA - Wachovia Bank of South
                   Carolina, 10/01/26+ ....................................   VMIG1/A1/F1+      2,600,000
     2,000,000  Spartanburg County School District Number 007,
                   4.75%, 02/15/01 ........................................      MIG1/NR        2,009,901
                                                                                             ------------
                TOTAL SOUTH CAROLINA                                                            4,609,901
                                                                                             ------------
                TENNESSEE -- 3.9%
     1,560,000  Clarksville Public Building Authority Revenue Pooled
                   Financing Revenue Bond, City of Murfreesboro, 5.10%,
                   05/01/00, Letter of Credit - Bank of America, 07/01/11+      VMIG1/A1        1,560,000
     1,500,000  Clarksville Public Building Authority Revenue,
                   Pooled Financing - Tennessee Municipal Bond Fund,
                   5.10%, 05/03/00, Letter of Credit -
                   Bank of America, 10/01/25+ .............................     VMIG1/A1+       1,500,000
     3,975,000  Tennessee State General Obligation Bonds, 5.00%, 05/01/00 .      Aaa/AAA        3,975,000
                                                                                             ------------
                TOTAL TENNESSEE ...........................................                     7,035,000
                                                                                             ------------
                TEXAS -- 8.5%
       500,000  Bexar County Housing Financial Corporation Multi-Family
                   Guaranteed Mortgage Revenue, Creighton Mills
                   Development A, 5.05%, 05/01/00, Letter of Credit -
                   Metropolitan Life Insurance Co., 08/01/06+ .............      NR/A1+           500,000


                 See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO --
               STATEMENT OF NET ASSETS (CONTINUED) -- APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      PRINCIPAL                                                                  CREDIT         MARKET
       AMOUNT                                                                   RATINGS*         VALUE
      ---------                                                                 --------        ------
                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                TEXAS (CONTINUED)
    $2,000,000  Brazos River Harbor Navigation District, Series 1990,
                   3.60%, 07/25/00 ........................................      P1/A1+      $  2,000,000
     2,750,000  Harris County Housing Finance Corp., Multi-Family Housing
                   Revenue, Idlewood Park Development, Series A, 5.05%,
                   05/03/00, Letter of Credit - Metropolitan Life Insurance
                   Co., 06/01/05+ .........................................      NR/A1+         2,750,000
       400,000  Harris County Health Facilities Development Corporation
                   Revenue, St. Luke's Episcopal Hospital, Series A, 6.00%,
                   05/01/00, SPA - Morgan Guaranty Trust, Toronto Dominion,
                   NationsBank of Texas, 02/15/27+ ........................      NR/A1+           400,000
       700,000  Metropolitan Higher Education Authority Inc., University of
                   Dallas Project, 5.15%, 05/01/00, Letter of Credit -
                   Chase Bank of Texas N.A., 05/01/19+ ....................     NR/A1/F1+         700,000
       100,000  North Central Texas Health Facilities Development Corporate
                   Revenue, Presbyterian Medical Center Project, Series C,
                   6.00%, 05/04/00, MBIA Insured, Letter of Credit -
                   NationsBank of Texas, 12/01/15+ ........................     VMIG1/A1+         100,000
     3,950,000  South Texas Higher Education Authority Inc., 5.10%, 05/03/00,
                   MBIA Insured, SPA - Sallie Mae, 12/01/27+ ..............     VMIG1/NR        3,950,000
     5,000,000  Texas State Tax & Revenue Anticipation Notes, Series A,
                   4.50%, 08/31/00 ........................................   MIG1/SP1+/F1+     5,012,885
                                                                                             ------------
                TOTAL TEXAS ...............................................                    15,412,885
                                                                                             ------------
                UTAH -- 1.4%
       500,000  Morgan County Solid Waste Disposal Revenue, Holman Inc.
                   Project, 5.10%, 05/01/00, Letter of Credit -
                   Wachovia Bank, 08/01/31+ ...............................     VMIG1/A1+         500,000
       900,000  Utah State Board of Regents Student Loan Revenue, Series C,
                   5.10%, 05/03/00, AMBAC Insured, SPA - Dresdner
                   Bank, 11/01/13+ ........................................     VMIG1/A1+         900,000
     1,085,000  Utah State Building Ownership Authority Lease Revenue,
                   Series A, 4.50%, Credit Support - Financial Security
                   Assurance, 05/15/00 ....................................      Aaa/AAA        1,085,450
                                                                                             ------------
                TOTAL UTAH ................................................                     2,485,450
                                                                                             ------------
                VIRGINIA -- 0.5%
     1,000,000  Henrico County Industrial Development Authority Revenue,
                   Hermitage Health Facilities, 5.10%, 05/01/00, Letter of
                   Credit - Bank of America, 08/01/23+ ....................      A1+/NR         1,000,000
                                                                                             ------------
                WASHINGTON -- 5.3%
     2,175,000  Port Bellingham Industrial Development Corp.,
                   Sauder Woodcraft Corp. Project, 4.90%, 05/03/00,
                   Letter of Credit - Bank of America, 12/01/14+ ..........       A1/NR         2,175,000
     1,500,000  Seattle Municipal Light and Power Revenue, 5.00%, 05/03/00,
                   Letter of Credit - Morgan Guaranty Trust, 06/01/21+ ....     VMIG1/A1+       1,500,000
     1,000,000  Washington State General Obligation Bonds,
                   Series R-92A, 6.10%, 09/01/00 ..........................      AAA/Aaa        1,006,582
     5,000,000  Washington State Public Power Supply System,
                   Project Number 2, Electric Revenue, Series 2A-1, 5.00%,
                   05/03/00, MBIA Insured, SPA - C.S. First Boston, 07/01/12+   VMIG1/A1+       5,000,000
                                                                                             ------------
                TOTAL WASHINGTON ..........................................                     9,681,582
                                                                                             ------------


                 See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO --
               STATEMENT OF NET ASSETS (CONTINUED) -- APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      PRINCIPAL                                                                  CREDIT         MARKET
       AMOUNT                                                                   RATINGS*         VALUE
      ---------                                                                 --------        ------
                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                WISCONSIN -- 4.2%
    $2,705,000  Milwaukee Corporate Purpose General Obligation,
                   Series K, 4.25%, 06/15/00 ..............................      AAA/Aaa     $  2,705,728
     1,000,000  Pulaski Community School District Promissory Notes,
                   4.45%, 03/01/01  MIG1/SP1+ .............................                     1,001,188
     4,000,000  Wisconsin State Health & Educational Cp., 3.75%, 06/07/00 .      NR/A1+         4,000,000
                                                                                             ------------
                TOTAL WISCONSIN ........................................................        7,706,916
                                                                                             ------------
                TOTAL SHORT-TERM MUNICIPAL OBLIGATIONS .................................      180,712,255
                                                                                             ------------
TOTAL INVESTMENTS (Cost $180,712,255) (a) .................................         99.3%     180,712,255
PAYABLE TO MANAGER ........................................................         (0.0)         (49,111)
PAYABLE TO ADMINISTRATOR ..................................................         (0.0)         (14,936)
DIVIDENDS PAYABLE .........................................................         (0.1)        (142,151)
OTHER ASSETS AND LIABILITIES (NET) ........................................          0.8        1,487,234
                                                                                   -----     ------------
NET ASSETS (182,035,918 shares of beneficial interest outstanding,
   $0.001 par value, two billion shares authorized) .......................        100.0%    $181,993,291
                                                                                   =====     ============
COMPOSITION OF NET ASSETS
Paid-in-capital ........................................................................     $181,995,221
Undistributed net investment income .....................................................             770
Accumulated net realized loss on investments ............................................          (2,700)
                                                                                             ------------
NET ASSETS ..............................................................................    $181,993,291
                                                                                             ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ................................           $1.00
                                                                                                    =====

----------------------------
  + Variable rate security.  The short term date shown is the next rate change date.
(a) Aggregate cost for Federal tax purposes.
  * Credit ratings issued by Moody's Investors Services Inc., Standard & Poor's Corporation and Fitch Investors Services Inc. (Unaudited). Moody's credit ratings of VMIG1 and P1, Standard & Poor's credit rating of A1 and Fitch's credit rating of F1 indicate instruments of the highest quality. Credit ratings of NR indicate that the security is not rated. In the opinion of the Manager, such instruments are judged to be of comparable investment quality to rated securities which may be purchased by the Portfolio.

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
U.S. TREASURY MONEY MARKET PORTFOLIO--
               STATEMENT OF NET ASSETS (CONTINUED) -- APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

      PRINCIPAL                                                                    CREDIT       MARKET
       AMOUNT                                                                     RATINGS*       VALUE
      ---------                                                                   --------      ------
                U.S. TREASURY OBLIGATIONS -- 52.4%
   $15,000,000  U.S. Treasury Bills, 5.78%, 07/06/00 ...........................             $ 14,844,900
    15,000,000  U.S. Treasury Bills, 5.78%, 07/13/00 ...........................               14,828,754
    15,000,000  U.S. Treasury Notes, 5.375%, 07/31/00 ..........................               14,980,917
     5,000,000  U.S. Treasury Notes, 4.00%, 10/31/00 ...........................                4,957,859
                                                                                             ------------
                TOTAL U.S. TREASURY OBLIGATIONS ..........................................     49,612,430
                                                                                             ------------
                REPURCHASE AGREEMENTS -- 47.4%
    18,000,000  ABN AMRO, 5.70%, dated 04/28/00, due 05/01/00,
                   proceeds at maturity, $18,008,550 (a) .......................               18,000,000
     8,877,975  Bear Stearns & Co., 5.72%, dated 04/28/00, due 05/01/00,
                   proceeds at maturity, $8,882,207 (b) ........................                8,877,975
    18,000,000  Warburg Dillon Reed, 5.71%, dated 04/28/00, due 05/01/00,
                   proceeds at maturity, $18,008,565 (c) .......................               18,000,000
                                                                                             ------------
                TOTAL REPURCHASE AGREEMENTS ..............................................     44,877,975
                                                                                             ------------
TOTAL INVESTMENTS (Cost $94,490,405) (d) .......................................    99.8%      94,490,405
PAYABLE TO MANAGER .............................................................    (0.1)         (49,240)
PAYABLE TO ADMINISTRATOR .......................................................    (0.0)         (14,936)
DIVIDENDS PAYABLE ..............................................................    (0.1)         (94,421)
OTHER ASSETS AND LIABILITIES (NET) .............................................     0.4          374,253
                                                                                   -----     ------------
NET ASSETS (94,708,164 shares of beneficial interest outstanding,
   $0.001 par value, two billion shares authorized) ............................   100.0%    $ 94,706,061
                                                                                   =====     ============
COMPOSITION OF NET ASSETS
Paid-in-capital ..........................................................................   $ 94,708,186
Accumulated distribution in excess of net investment income ..............................         (2,125)
                                                                                             ------------
NET ASSETS ...............................................................................   $ 94,706,061
                                                                                             ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                            $1.00
                                                                                                    =====

------------------------
   (a) Collateralized by U.S. Treasury Bond, 9.25%, due 08/15/19, market value $18,378,808.
   (b) Collateralized by U.S. Treasury Note and U.S. Treasury Bond, 3.625% to 3.875%, due 01/15/09 to 04/15/28, market value $9,060,433.
   (c) Collateralized by U.S. Treasury Bond, 9.25%, due 05/01/12, market value $18,360,429.
   (d)  Aggregate cost for Federal tax purposes.

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
STATEMENT OF OPERATIONS  -- SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                     DOMESTIC PRIME   TAX EXEMPT   U.S. TREASURY
                                      MONEY MARKET   MONEY MARKET  MONEY MARKET
                                        PORTFOLIO      PORTFOLIO     PORTFOLIO
                                     --------------  ------------  -------------
INVESTMENT INCOME:
   Interest .......................   $10,981,847    $3,524,438      $2,452,710
                                      -----------    ----------      ----------
EXPENSES:
   Investment advisory fees .......       572,843       287,387         162,631
   Administration fees ............       174,358        87,469          49,458
   Shareholder services fees ......       120,802        14,666          14,643
   Custodian fees .................        42,026        16,797          16,812
   Legal and audit fees ...........        30,329         9,029           5,010
   Directors' fees ................        16,349         5,651           4,641
   Miscellaneous expenses .........        44,250         9,844          17,260
                                      -----------    ----------      ----------
   TOTAL EXPENSES .................     1,000,957       430,843         270,455
   Custodian fee credits ..........            --        (3,979)             --
                                      -----------    ----------      ----------
   TOTAL NET EXPENSES .............     1,000,957       426,864         270,455
                                      -----------    ----------      ----------
   NET INVESTMENT INCOME ..........     9,980,890     3,097,574       2,182,255
   NET REALIZED GAIN ON INVESTMENTS        12,674            --          10,633
                                      -----------    ----------      ----------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ....   $ 9,993,564    $3,097,574      $2,192,888
                                      ===========    ==========      ==========


                 See accompanying notes to financial statements.

THE TREASURER'S FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                     DOMESTIC PRIME                      TAX EXEMPT                    U.S. TREASURY
                                 MONEY MARKET PORTFOLIO            MONEY MARKET PORTFOLIO          MONEY MARKET PORTFOLIO
                              -------------------------------  ------------------------------  ------------------------------
                              SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED   YEAR ENDED   SIX MONTHS ENDED   YEAR ENDED
                               APRIL 30, 2000     OCTOBER 31,   APRIL 30, 2000    OCTOBER 31,   APRIL 30, 2000    OCTOBER 31,
                                (UNAUDITED)          1999        (UNAUDITED)         1999         (UNAUDITED)        1999
                              ----------------    -----------  ----------------   -----------  ----------------   -----------
OPERATIONS:
   Net investment income ....   $  9,980,890     $ 17,921,719    $  3,097,574    $  5,059,049    $  2,182,255    $  4,899,219
   Net realized gain (loss)
     on investments .........         12,674              167              --          (2,700)         10,633          44,590
                                ------------     ------------    ------------    ------------    ------------    ------------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS     9,993,564       17,921,886       3,097,574       5,056,349       2,192,888       4,943,809
                                ------------     ------------    ------------    ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ....     (9,976,486)     (17,972,297)     (3,098,344)     (5,061,709)     (2,180,130)     (4,901,323)
   Net realized gain on
     investment transactions         (12,674)              --              --              --         (10,633)        (44,590)
                                ------------     ------------    ------------    ------------    ------------    ------------
   TOTAL DISTRIBUTIONS
      TO SHAREHOLDERS .......     (9,989,160)     (17,972,297)     (3,098,344)     (5,061,709)     (2,190,763)     (4,945,913)
                                ------------     ------------    ------------    ------------    ------------    ------------
CAPITAL SHARE TRANSACTIONS
   ($1.00 PER SHARE):
   Proceeds from shares sold     920,768,572    3,318,246,393     301,795,099     584,568,905     182,673,110   1,207,585,473
   Proceeds from reinvestment
     of dividends ...........      9,655,206       17,078,577       3,094,265       4,939,651       2,107,698       4,224,966
   Cost of shares redeemed ..   (968,647,056)  (3,277,183,482)   (318,475,275)   (607,513,281)   (198,969,552) (1,213,795,134)
                                ------------     ------------    ------------    ------------    ------------    ------------
   Net increase (decrease)
     in net assets from
     share transactions .....    (38,223,278)      58,141,488     (13,585,911)    (18,004,725)    (14,188,744)     (1,984,695)
                                ------------     ------------    ------------    ------------    ------------    ------------
   NET INCREASE (DECREASE)
   IN NET ASSETS ............    (38,218,874)      58,091,077     (13,586,681)    (18,010,085)    (14,186,619)     (1,986,799)
NET ASSETS:
   Beginning of period ......    415,940,706      357,849,629     195,579,972     213,590,057     108,892,680     110,879,479
                                ------------     ------------    ------------    ------------    ------------    ------------
   End of period ............   $377,721,832     $415,940,706    $181,993,291    $195,579,972    $ 94,706,061    $108,892,680
                                ============     ============    ============    ============    ============    ============
   Undistributed (Distribution
     in excess of) net
     investment income ......   $         --     $     (4,404)   $         --    $        770    $         --    $     (2,125)
                                ------------     ------------    ------------    ------------    ------------    ------------


                 See accompanying notes to financial statements.

THE TREASURER'S FUND -- FINANCIAL HIGHLIGHTS
DOMESTIC PRIME MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout each period:


                                                      SIX MONTHS ENDED             YEAR ENDED OCTOBER 31,
                                                       APRIL 30, 2000  ----------------------------------------------
                                                         (UNAUDITED)    1999      1998      1997      1996      1995
                                                      ----------------  ----      ----      ----      ----      ----
OPERATING PERFORMANCE:
   Net asset value, beginning of period .............      $ 1.00      $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                                           ------      ------    ------    ------    ------    ------
   Net investment income (a) ........................       0.026       0.045     0.050     0.050     0.049     0.054
   Net realized and unrealized gain (loss) on investments   0.000(e)       --        --        --        --    (0.002)
                                                           ------      ------    ------    ------    ------    ------
   Total from investment operations .................       0.026       0.045     0.050     0.050     0.049     0.052
                                                           ------      ------    ------    ------    ------    ------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ............................      (0.026)     (0.045)   (0.050)   (0.049)   (0.049)   (0.054)
   Net realized gain on investments .................       0.000(e)       --        --    (0.001)       --        --
                                                           ------      ------    ------    ------    ------    ------
   Total distributions ..............................      (0.026)     (0.045)   (0.050)   (0.050)   (0.049)   (0.054)
                                                           ------      ------    ------    ------    ------    ------
   Contributions from affiliate (b) .................          --          --        --        --        --     0.002
                                                           ------      ------    ------    ------    ------    ------
   NET ASSET VALUE, END OF PERIOD ...................      $ 1.00      $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                                           ======      ======    ======    ======    ======    ======
   Total return+ ....................................       2.63%       4.65%     5.15%     5.19%     5.12%     5.50%
                                                           ======      ======    ======    ======    ======    ======
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) .............    $377,722    $415,941  $357,850  $280,339  $236,812  $169,297
   Ratio of net investment income to average net assets     5.23%(d)    4.55%     5.03%     4.99%     4.93%     5.33%
   Ratio of operating expenses to average net assets (c)    0.52%(d)    0.50%     0.54%     0.52%     0.54%     0.53%
   Ratio of interest expense to average net assets ..          --          --        --        --     0.01%     0.02%

------------------------------
  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) Net investment income before fees waived by the administrator for the years ended October 31, 1996 and 1995 were $0.048 and $0.053, respectively.
(b) During the year ended October 31, 1995, the Portfolio realized losses on the sale of certain securities. Pursuant to an undertaking, losses in the amount of $262,913 were reimbursed to the Portfolio by the former Adviser.
(c) Operating expense ratios after custodian fee credits on cash balances maintained with the custodian and fees waived by the administrator for the years ended October 31, 1996 and 1995 were 0.52% and 0.50%, respectively.
(d) Annualized.
(e) Amount represents less than $0.0005 per share.


TAX EXEMPT MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout each period:

                                                      SIX MONTHS ENDED             YEAR ENDED OCTOBER 31,
                                                       APRIL 30, 2000  ----------------------------------------------
                                                         (UNAUDITED)    1999      1998      1997      1996      1995
                                                      ----------------  ----      ----      ----      ----      ----
OPERATING PERFORMANCE:
   Net asset value, beginning of period                    $ 1.00      $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                                           ------      ------    ------    ------    ------    ------
   Net investment income (a)                                0.016       0.027     0.030     0.031     0.030     0.034
                                                           ------      ------    ------    ------    ------    ------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                                   (0.016)     (0.027)   (0.030)   (0.031)   (0.030)   (0.034)
                                                           ------      ------    ------    ------    ------    ------
   NET ASSET VALUE, END OF PERIOD                          $ 1.00      $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                                           ======      ======    ======    ======    ======    ======
   Total return+                                            1.62%       2.71%     3.08%     3.12%     3.04%     3.42%
                                                           ======      ======    ======    ======    ======    ======
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's)                  $181,993    $195,580  $213,590  $192,834  $158,507  $140,826
   Ratio of net investment income to average net assets     3.23%(c)    2.67%     3.04%     3.07%     3.00%     3.35%
   Ratio of operating expenses to average net assets (b)    0.45%(c)    0.49%     0.50%     0.53%     0.54%     0.53%

--------------------------
  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) Net investment income before fees waived by the administrator for the year ended October 31, 1995 was $0.033.
(b) Operating expense ratios after custodian fee credits on cash balances maintained with the custodian for the six months ended April 30, 2000 and the years ended October 31, 1999, 1998, 1997 and 1996 were 0.45%, 0.48%,
    0.48%, 0.52% and 0.52%, respectively. The operating expense ratio after custodian fee credits on cash balances maintained with the custodian and fees waived by the administrator for the year ended October 31, 1995 was 0.50%.
(c) Annualized.

                 See accompanying notes to financial statements.

THE TREASURER'S FUND -- FINANCIAL HIGHLIGHTS
U.S. TREASURY MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout each period:

                                                      SIX MONTHS ENDED             YEAR ENDED OCTOBER 31,
                                                       APRIL 30, 2000  ----------------------------------------------
                                                         (UNAUDITED)    1999      1998      1997      1996      1995
                                                      ----------------  ----      ----      ----      ----      ----
OPERATING PERFORMANCE:
   Net asset value, beginning of period ............       $ 1.00      $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                                           ------      ------    ------    ------    ------    ------
   Net investment income ...........................        0.024       0.042     0.048     0.047     0.047     0.051
   Net realized and unrealized gain on investments .        0.000(c)       --     0.001     0.001        --        --
                                                           ------      ------    ------    ------    ------    ------
   Total from investment operations ................        0.024       0.042     0.049     0.048     0.047     0.051
                                                           ------      ------    ------    ------    ------    ------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ...........................       (0.024)     (0.042)   (0.048)   (0.047)   (0.047)   (0.051)
   Net realized gain on investments ................        0.000(c)       --    (0.001)   (0.001)       --        --
                                                           ------      ------    ------    ------    ------    ------
   Total distributions .............................       (0.024)     (0.042)   (0.049)   (0.048)   (0.047)   (0.051)
                                                           ------      ------    ------    ------    ------    ------
   NET ASSET VALUE, END OF PERIOD ..................       $ 1.00      $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                                           ======      ======    ======    ======    ======    ======
   Total return+ ...................................        2.46%       4.34%     5.03%     4.91%     4.83%     5.27%
                                                           ======      ======    ======    ======    ======    ======
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) ............      $94,706    $108,893  $110,879   $85,204   $90,761   $94,834
   Ratio of net investment income to average net assets     4.85%(b)    4.19%     4.83%     4.74%     4.70%     5.10%
   Ratio of operating expenses to average net assets (a)    0.60%(b)    0.56%     0.51%     0.61%     0.63%     0.56%

--------------------------
  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) Operating expense ratios after custodian fee credits on securities lending income for the year ended October 31, 1997 was 0.60%. Operating expense ratios after custodian fee credits on cash balances maintained with the custodian for the years ended October 31, 1996 and 1995 were 0.60% and 0.54%, respectively.
(b) Annualized.
(c) Amount represents less than $0.0005 per share.

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. DESCRIPTION. The Treasurer's Fund, Inc. (the "Fund") was organized as a Maryland corporation. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund currently consists of six separately managed portfolios, three of which are active: the Domestic Prime Money Market Portfolio, the Tax Exempt Money Market Portfolio and the U.S. Treasury Money Market Portfolio (each a "Portfolio" and collectively, the "Portfolios"). Shares of these Portfolios are offered as either (i) the Gabelli Cash Management Class (the "New Class of Shares") or (ii) the U.S. Treasury Money Market Class, the Domestic Prime Money Market Class and the Tax Exempt Money Market Class (the "Existing Class of Shares"). The New Class of Shares is identical to the Existing Class of Shares except that the Existing Class of Shares are offered to organizations which are compensated for enhanced transfer agency services. The Global Money Market Portfolio, the Limited Term Portfolio and the Tax Exempt Limited Term Portfolio are currently inactive.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued at amortized cost (which approximates market value) whereby a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Bank of New York, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by Gabelli Fixed Income LLC (the "Advisor"). Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. The Portfolio will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Portfolio in each agreement. The Portfolio will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. When-issued securities are recorded on the date on which the priced transaction confirmation is received.

DIVIDENDS AND DISTRIBUTIONS. Dividends from investment income (including realized capital gains and losses) are declared daily and paid monthly. Distributions of long term capital gains, if any, are paid annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily

THE TREASURER'S FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

due to differing treatments of income and gains on various investment securities held by the Portfolio, timing differences and differing characterization of distributions made by the Portfolio.

EXPENSES. Certain administrative expenses are common to, and allocated among, the Portfolios. Such allocations are made on the basis of each Portfolio's average net assets or other criteria directly affecting the expenses as determined by the Advisor.

The Tax Exempt Money Market Portfolio maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the amount of interest earned on such uninvested cash balances. For financial reporting purposes for the six months ended April 30, 2000, custodian fee credits were $3,979. There was no effect on net investment income. The Portfolio could have invested such amounts in an income producing asset if it had not agreed to a reduction of fees or expenses under the expenses offset arrangement with its custodian.

As of October 31, 1999, the Domestic Prime Money Market Portfolio had net capital loss carryforwards for Federal income tax purposes of $2,058 expiring in 2006 and the Tax Exempt Money Market Portfolio had net capital loss carryforwards for Federal income tax purposes of $2,700 expiring in 2007.

PROVISION FOR INCOME TAXES. Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

3. AGREEMENT WITH AFFILIATED PARTIES. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Advisor which provides that the Fund will pay the Advisor a fee, computed daily and paid monthly, at the annual rate of 0.30% of the value of each Portfolio's average daily net assets. In accordance with the Advisory Agreement, the Advisor provides a continuous investment program for the Fund's Portfolios, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are its affiliates.

Gabelli Funds, LLC (the "Administrator") serves as the Administrator to the Fund pursuant to an Administrative Services Agreement with each of the Portfolios under which the Administrator provides services for a fee that is computed daily and paid monthly in accordance with the following schedule: (i) 0.10% of the first $500 million of aggregate average daily net assets of the Fund, (ii) 0.065% of the next $250 million of aggregate average daily net assets of the Fund, (iii) 0.055% of the next $250 million of aggregate average daily net assets of the Fund, and (iv) 0.050% of all aggregate average daily net assets of the Fund over $1 billion.

The Fund has adopted a distribution and service plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for each Portfolio of the Fund. There are no fees or expenses chargeable to the Fund under the Plan and the Fund's Board of Directors has adopted the Plan in case certain expenses of the Fund might be considered to constitute indirect payment by the Fund of distribution expenses. As of March 1, 2000, Gabelli & Company, Inc. (the "Distributor") serves as the exclusive Distributor of the shares of each Portfolio pursuant to its Distribution Agreement with the Fund. Prior to March 1, 2000, Gabelli Fixed Income Distributors, Inc. served as the Fund's Distributor.

--------------------------------------------------------------------------------
                             GABELLI FAMILY OF FUNDS
--------------------------------------------------------------------------------

GABELLI ASSET FUND--------------------------------------------------------------
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (NO-LOAD)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI GROWTH FUND-------------------------------------------------------------
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is capital appreciation. (NO-LOAD)
                                          PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GABELLI WESTWOOD EQUITY FUND----------------------------------------------------
Seeks to invest primarily in the common stock of seasoned companies believed to have proven records and above average historical earnings growth. The Fund's primary objective is capital appreciation. (NO-LOAD)
                                               PORTFOLIO MANAGER: SUSAN M. BYRNE

GABELLI SMALL CAP GROWTH FUND---------------------------------------------------
Seeks to invest primarily in common stock of smaller companies (market capitalizations less than $500 million) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation. (NO-LOAD)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND----------------------------------------------------
Seeks long-term growth of capital through investment primarily in the common stocks of well-established, high quality companies that have market capitalizations of greater than $5 billion. (NO-LOAD)
                                          PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GABELLI WESTWOOD SMALLCAP EQUITY FUND-------------------------------------------
Seeks to invest primarily in smaller capitalization equity securities - market caps of $1 billion or less. The Fund's primary objective is long-term capital appreciation. (NO-LOAD)
                                            PORTFOLIO MANAGER: LYNDA CALKIN, CFA

GABELLI WESTWOOD INTERMEDIATE BOND FUND-----------------------------------------
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return. (NO-LOAD)
                                               PORTFOLIO MANAGER: PATRICIA FRAZE

GABELLI EQUITY INCOME FUND------------------------------------------------------
Seeks to invest primarily in equity securities with above market average yields. The Fund pays quarterly dividends and seeks a high level of total return with an emphasis on income. (NO-LOAD)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI WESTWOOD BALANCED FUND--------------------------------------------------
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income. (NO-LOAD)
                             PORTFOLIO MANAGERS: SUSAN M. BYRNE & PATRICIA FRAZE

GABELLI WESTWOOD MIGHTY MITES[SERVICE MARK] FUND-------------------------------- Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation. (NO-LOAD)
                                            TEAM MANAGED: MARIO J. GABELLI, CFA,
                           MARC J. GABELLI, LAURA K. LINEHAN AND WALTER K. WALSH

GABELLI VALUE FUND--------------------------------------------------------------
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. MAX. SALES CHARGE:
5 1/2%
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI UTILITIES FUND----------------------------------------------------------
Seeks to provide a high level of total return through a combination of capital appreciation and current income. (NO-LOAD)
                                         PORTFOLIO MANAGER: TIMOTHY O'BRIEN, CFA

GABELLI ABC FUND----------------------------------------------------------------
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI MATHERS FUND------------------------------------------------------------
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

GABELLI U.S. TREASURY MONEY MARKET FUND-----------------------------------------
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity.
                                   (NO-LOAD) PORTFOLIO MANAGER: JUDITH A. RANERI

THE TREASURER'S FUND------------------------------------------------------------
Three money market portfolios designed to generate superior returns without compromising portfolio safety. U.S. Treasury Money Market seeks to invest in U.S. Treasury bills, notes and bonds. Tax Exempt Money Market seeks to invest in municipal securities. Domestic Prime Money Market seeks to invest in prime quality, domestic money market instruments. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.


GLOBAL SERIES
  GABELLI GLOBAL TELECOMMUNICATIONS FUND
  Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's primary objective is capital appreciation. (NO-LOAD)
                                          TEAM MANAGED:   MARIO J. GABELLI, CFA,
                                           MARC J. GABELLI AND IVAN ARTEAGA, CFA

  GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
  Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and
  capital appreciation. (NO-LOAD)               PORTFOLIO MANAGER:  HART WOODSON

  GABELLI GLOBAL GROWTH FUND
  Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary objective is capital appreciation. (NO-LOAD)
                                              PORTFOLIO MANAGER: MARC J. GABELLI

  GABELLI GLOBAL OPPORTUNITY FUND
  Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation. (NO-LOAD)
                                             PORTFOLIO MANAGERS: MARC J. GABELLI
                                                                AND CAESAR BRYAN

GABELLI GOLD FUND---------------------------------------------------------------
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial and political factors. (NO-LOAD)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI INTERNATIONAL GROWTH FUND-----------------------------------------------
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (NO-LOAD)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

THE SIX FUNDS ABOVE INVEST IN FOREIGN SECURITIES WHICH INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS. THE FUNDS LISTED ABOVE ARE DISTRIBUTED BY GABELLI & COMPANY, INC.

--------------------------------------------------------------------------------
           TO RECEIVE A PROSPECTUS, CALL 1-800-GABELLI (422-3554). THE
            PROSPECTUS GIVES A MORE COMPLETE DESCRIPTION OF THE FUND,
           INCLUDING FEES AND EXPENSES. READ THE PROSPECTUS CAREFULLY
                        BEFORE YOU INVEST OR SEND MONEY.

                              VISIT OUR WEBSITE AT:
                                 WWW.GABELLI.COM
                                    OR, CALL:
                                  1-800-GABELLI
                  1-800-422-3554 [BULLET] 914-921-5100 [BULLET]
                  FAX: 914-921-5118 [BULLET] INFO@GABELLI.COM
                    ONE CORPORATE CENTER, RYE, NEW YORK 10580

                           THE TREASURER'S FUND, INC.
                              One Corporate Center
                            Rye, New York 10580-1434
                                  1-800-GABELLI
                                [1-800-422-3554]
                               FAX: 1-914-921-5118
                             HTTP://WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
           (Current yield information may be obtained daily by calling
                         1-800-GABELLI after 6:00 P.M.)

                               BOARD OF DIRECTORS
       Felix J. Christiana                    Arthur V. Ferrara
       FORMER SENIOR VICE PRESIDENT           FORMER CHAIRMAN AND
       DOLLAR DRY DOCK SAVINGS BANK           CHIEF EXECUTIVE OFFICER
                                              GUARDIAN LIFE INSURANCE
       Anthony J. Colavita                    COMPANY OF AMERICA
       ATTORNEY-AT-LAW
       ANTHONY J. COLAVITA, P.C.              Karl Otto Pohl
                                              FORMER PRESIDENT
       Richard N. Daniel                      DEUTSCHE BUNDESBANK
       FORMER CHAIRMAN AND
       CHIEF EXECUTIVE OFFICER                Anthony R. Pustorino
       HANDY & HARMAN                         CERTIFIED PUBLIC ACCOUNTANT
                                              PROFESSOR, PACE UNIVERSITY
       Mary E. Hauck
       (RETIRED) SENIOR PORTFOLIO MANAGER     Werner J. Roeder, MD
       GABELLI-O'CONNOR FIXED INCOME          MEDICAL DIRECTOR
       MUTUAL FUND MANAGEMENT CO.             LAWRENCE HOSPITAL

       Robert C. Kolodny, MD                  Anthonie C. Van Ekris
       PHYSICIAN, AUTHOR AND LECTURER         MANAGING DIRECTOR
       GENERAL PARTNER OF KBS PARTNERSHIP     BALMAC INTERNATIONAL, INC.


                                    OFFICERS
       Ronald S. Eaker                        Judith A. Raneri
       PRESIDENT AND                          SECRETARY, TREASURER AND
       CHIEF INVESTMENT OFFICER               PORTFOLIO MANAGER

       Henley L. Smith                        Bruce N. Alpert
       VICE PRESIDENT AND                     VICE PRESIDENT
       INVESTMENT OFFICER


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                                    CUSTODIAN
                             Custodial Trust Company

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP

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This report is submitted for the general  information of the shareholders of The
Treasurer's Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
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GAB TRS SA00 SR